Segments (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segments (Details) [Line Items]
Operating segment		1
Segment CODM description	The Company operates as one operating segment. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer, Ben Hwang, who reviews financial information presented on a consolidated net loss basis as reported on the consolidated condensed statement of operations and comprehensive loss in order to make decisions about allocating resources and assessing performance for the entire Company.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Reportable segment	1
NorthView Acquisition Corp [Member]
Segments (Details) [Line Items]
Operating segment		1
Segment CODM description	The Company’s chief operating decision maker (“CODM”) has been identified as its Chief Financial Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Financial Officer
Reportable segment	1